Provisions - (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Schedule of other provisions

(millions)	Employee related(1)	Written put options(2)	Other(3)	Total
As at January 1, 2022	$—	$—	$5	$5
Reversals	—	—	(2)	(2)
As at December 31, 2022	$—	$—	$3	$3
Current	—	—	1	1
Non-current	—	—	2	2
As at December 31, 2022	$—	$—	$3	$3
As at January 1, 2023	$—	$—	$3	$3
Additions	14	194	2	210
Use	(11)	—	—	(11)
Reversals	(2)	—	(1)	(3)
Revaluations	—	(20)	—	(20)
Interest effect and other	—	14	—	14
As at December 31, 2023	$1	$188	$4	$193
Current	1	—	1	2
Non-current	—	188	3	191
As at December 31, 2023	$1	$188	$4	$193
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(1)Related to personnel-related reorganization charges.
(2)In connection with our acquisition of WillowTree, a provision for written put options to acquire the non-controlling interest in the WillowTree business retained by certain members of WillowTree management was established, measured at the present value of the estimated redemption amount (see Note 14(c)—Intangible assets and goodwill—Business acquisitions). During the year ended December 31, 2023, we revised our estimates of certain performance-based criteria tied to the WillowTree business, which resulted in a reduction of the written put option provision by $20 million, included in Changes in business combination-related provisions in our consolidated statements of income and comprehensive income.
(3)Other provisions generally relate to legal and other activities that arise during the normal course of operations.